Vanguard Global Minimum Volatility Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Minimum Volatility Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in U.S. and foreign stocks that are expected to generate lower volatility relative to the global equity market. The Fund’s portfolio includes a diverse mix of companies located in many different countries and representing many different market sectors and industry groups. The advisor uses quantitative models that evaluate all of the securities in the Fund’s performance benchmark, the FTSE Global All Cap Index (USD Hedged), to construct a global equity portfolio that seeks to achieve the lowest amount of expected volatility subject to a set of reasonable constraints designed to foster portfolio diversification and liquidity.To reduce overall portfolio volatility, the Fund generally seeks to hedge most of its currency exposure back to the U.S. dollar. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.